Share-Based Payments (Tables) - Equity Settled Performance Share Plan [Member]	12 Months Ended
Dec. 31, 2023
Disclosure Of Number And Weighted Average Exercise Prices Of Other Equity Instruments [Line Items]
Summary of cash payment is determined based on the value of the closing share price of the Company's ordinary shares upon vesting
The following represents the activity of the PSP awards during each period:

	2023	2022
Number of PSP awards
Outstanding at the beginning of the year	1,261,581	1,508,855
Granted during the year	66,879	4,106
Vested during the year	(222,945)	(134,474)
Forfeited during the year	(57,727)	(116,906)

Outstanding at the end of the year	1,047,788	1,261,581

Summary of fair value of the phantom share awards has been measured using a Monte Carlo simulation model
The inputs into the model are as follows:

	2023	2022
Expected volatility	72.8%	34.8%
Expected term	0.32 to 3.32 years	0.54 to 2.54 years
Risk free rate	4.0% - 5.3%	4.0% - 4.3%
Expected dividend yield	Nil	Nil